Net Loss Per Share of Common Stock - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net Loss	$ (863,524)	$ (969,077)	$ (750,832)	$ (852,822)	$ (1,206,255)	$ (1,096,798)	$ (2,583,433)	$ (3,155,874)	$ (3,765,047)	$ (1,856,315)
Weighted average number of common shares-basic and diluted	38,798,251			38,674,265			38,716,048	36,869,323	37,324,267	32,595,680
Basic and diluted net loss per share	$ (0.02)			$ (0.02)			$ (0.07)	$ (0.09)	$ (0.10)	$ (0.06)